Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 604,529	$ 376,101	$ 314,747	$ 184,494
Total contractual cash flows	$ 1,108,532	700,877
Average remaining lease term	12 years 4 months 24 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 92,417	54,303
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	179,930	106,015
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	168,231	99,573
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 667,954	$ 440,986